Lord Abbett

Investment Trust
o U.S Government Securities Series
o Limited Duration U.S Government Securities Series
o Balanced Series
o High Yield Fund



1999 ANNUAL REPORT


[GRAPHIC OMITTED]



Four portfolios to help you meet your goals


[LOGO]

Visit our Web Site and get: up to date statistics and other useful information at www.lordabbett.com

Report to Shareholders
For the Fiscal Year Ended November 30, 1999

[PHOTO OMITTED]

Robert S. Dow
Chairman

December 10, 1999


Table of Contents

U.S. Government Securities Series
----------------------------------
About the Series                 1
Statement of Net Assets          4

Limited Duration U.S. Government
Securities Series
----------------------------------
About the Series                 3
Statement of Net Assets          8

Balanced Series
----------------------------------
About the Series                 3
Statement of Net Assets         11

High Yield Fund
----------------------------------
Statement of Net Assets         11

Data On All Series
----------------------------------
Statements of Operations        15
Statements of Changes in
  Net Assets                    16
Financial Highlights            17
Notes to Financial Statements   21


Lord Abbett Investment Trust completed its fiscal year on November 30, 1999, with combined net assets in excess of $1.7 billion. We are pleased to present you with this performance overview.

                                                  Balanced Series                U.S. Government Securities Series
                                       Fiscal Year Ended 11/30/99                       Fiscal Year Ended 11/30/99
------------------------------------------------------------------------------------------------------------------------------------
                                                Class A     Class B    Class C      Class A     Class B    Class C
------------------------------------------------------------------------------------------------------------------------------------
               Net asset value                  $12.34      $12.32      $12.31       $2.45       $2.45       $2.45
               Dividends                        $  .54      $  .44      $  .44       $ .16       $ .14       $ .14
               Capital gains distributions      $ 1.14      $ 1.14       $1.14       $ -         $ -         $ -
               Total return*                     10.0%        9.0%        9.0%       -0.7%       -1.4%       -1.8%

                                      Limited Duration
                    U.S. Government Securities Series                                                  High Yield
Fund
                           Fiscal Year Ended 11/30/99                                       Fiscal Year Ended
11/30/99
------------------------------------------------------------------------------------------------------------------------------------
                                                Class A     Class C    Class A      Class B     Class C     Class
Y**
------------------------------------------------------------------------------------------------------------------------------------
               Net asset value                   $4.34       $4.33       $9.72       $9.70       $9.70       $9.73
               Dividends                         $ .24       $ .20       $ .92       $ .86       $ .86       $ -
               Total return*                      3.1%        1.3%        5.0%        4.2%        4.2%


The U.S. Government Securities Series and the Limited Duration U.S. Government Securities Series continued to emphasize a large concentration of non-Treasury securities to take advantage of the significantly higher yields -- without incurring a proportionate increase credit in risk. If market valuations remain unchanged, we expect to continue with the strategy of emphasizing non-Treasury investments. If the spread (the difference in yield between different types of bonds of the same maturity) narrows, we expect to decrease our exposure to non-Treasury securities accordingly. While the overall level of interest rates has a short-term impact on our portfolio, it does not change our long-term investment strategy, which is to seek out undervalued securities across various maturities to maximize our total return (price appreciation plus coupon yield) potential.

The Balanced Series utilizes a "fund of funds" format which currently divides assets approximately 50%/50% between Lord Abbett Affiliated Fund (equity) and Lord Abbett Bond-Debenture Fund (fixed income) respectively.+ Affiliated Fund's performance was supported by its exposure to the technology sector. However, the investment team is now beginning to scale back the portfolio's allocation to technology stocks. The proceeds from those sales will most likely be used to increase allocation to cyclical stocks such as paper, chemicals and electrical equipment, as well as other industrial stocks that tend to reflect improving global economies. They also began focusing some attention on the property and casualty insurance sectors, and will seek out companies in this market segment that display improving fundamentals. The Fund was generally underweighted in financial companies, which worked to its advantage since many of these stocks struggled as interest rates increased. The overall strategy of the Bond-Debenture Fund is to identify good bond values while being careful about credit selection. The investment team has tried to sidestep the risk of rising interest rates by keeping their exposure to Treasuries to a minimum and slightly increasing their allocation to convertible securities. Bond-Debenture Fund maintained an allocation of over 65% in high-yield bonds as they continued to see tremendous yield advantages over Treasuries.++

Lord Abbett High Yield Fund's strategy is to build a portfolio of high-yield bonds from companies with strong earnings that are well managed and are undervalued relative to their fundamentals. We continued to find value among companies in the cable, media, technology and telecommunications industries. With ongoing consolidation in these sectors, many companies exhibit strong earnings potential due to the growth in data, video and voice services. We increased our exposure to certain basic industries such as paper companies, and increased our multinational technology manufacturing and semiconductor holdings, which exhibited visible price improvements and have the potential to benefit from global economic growth. We remained underweighted in financial companies (e.g., banking, insurance), retail companies and other consumer-oriented companies that were hurt by fierce competition in their respective industries.

Thank you for making Lord Abbett Investment Trust a part of your investment portfolio. We value the trust that you place in us and remain committed to helping you achieve your financial goals in the years ahead.

* Total return is the percent change in net asset value assuming the reinvestment of all distributions.

**   The inception date for High Yield Fund Class Y shares was 5/4/99.

***  Not annualized.

+ The portfolio is actively managed, and as a result, asset allocation may change from time to time.

++ Unlike Treasury securities, an investment in the Series is neither insured nor guaranteed by the U.S. Government.

ABOUT THE U.S. GOVERNMENT SECURITIES SERIES

Total Return is Important to Fixed-Income Investors

Over the last 10 years, an investment in the Series provided relatively stable dividend income and, assuming the reinvestment of all distributions, grew by over 97%. The Series surpassed the increase in inflation (as measured by the Consumer Price Index), and the Lipper General U.S. Government Average over the same 10-year period.

Lord Abbett U.S. Government Securities Series Versus Inflation and the Lipper General U.S. Government Average(1)(2) Growth of $100,000: 11/30/89 - 11/30/99

The U.S. Government Securities Series Distribution Rate on 11/30/99 was 6.34%(3)


[GRAPHIC OMITTED]


SEC Returns

Average annual compound returns for the periods ended December 31, 1999, at the respective Class A share maximum sales charges(4) , with all distributions reinvested:

                                                       Limited Duration
                                 U.S. Government       U.S. Government
                               Securities Series(2)    Securities Series(5)   Balanced Series(5)    High Yield
Fund(5)
-----------------------------------------------------------------------------------------------------------------
  1 year:                            -6.20%                 -0.60%                 4.60%                 1.50%
  5 years:                            5.34%                  4.80%                12.31%                   --
 10 years or Life of Series:          6.37%                  3.36%                12.23%                 1.50%

SEC yield for the 30 days
ended 12/31/99:                       5.74%                  5.42%                 3.94%                 9.11%


The results quoted herein represent past performance which is no indication of future results. The investment return and principal value of an investment in any Series of the Trust will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Each Series issues separate classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, see the Trust's current prospectus.

(1) Total return is the percent change in net asset value, assuming the reinvestment of both dividends and capital gains distributions.
(2) Lord Abbett Investment Trust-U.S. Government Securities Series was established 7/15/96. Its predecessor, Lord Abbett U.S. Government Securities Fund, was established 9/19/32. Any performance relating to the Series for periods prior to 7/15/96 reflects performance of the Series' predecessor.
(3)  Based on the Class A share maximum offering price.
(4) The Class A share maximum sales charge is 5.75% for the Balanced Series, 4.75% for the U.S. Government Securities Series and High Yield Fund, and 3.00% for the Limited Duration U.S. Government Securities Series.
(5) Limited Duration U.S. Government Securities Series commenced operations 11/4/93; Balanced Series commenced operations 12/27/94; High Yield Fund commenced operations 12/31/98.

ABOUT THE U.S. GOVERNMENT SECURITIES SERIES
Annual Total Returns Based on Calendar Year(1)

                           1989      1990     1991      1992     1993      1994     1995     1996      1997
1998      1999

(Through

11/30)
------------------------------------------------------------------------------------------------------------------------------------
 Annual Total Return(1)    +12.7%    +9.3%    +16.9%    +7.1%    +9.2%     -4.3%    +15.7%   +1.7%     +9.2%
+7.9%     -0.9%
------------------------------------------------------------------------------------------------------------------------------------

(1) Total return reflects the percent change in value with both dividends and capital gains distributions reinvested. Results shown are at net asset value for Class A shares. For performance at the maximum Class A share sales charge, see page 1. See Important Information on page 4.


A Portfolio of High-Quality Securities

Conservative shareholders gain the comfort of owning U.S. Government securities, which have the top investment grade and carry the least credit risk among fixed-income securities.

Lord Abbett's Focus on Quality: Representative Structure as of 11/30/99(1)

[GRAPHIC OMITTED]

(1) The portfolio is actively managed and, as a result, its composition will change from time to time.

(2) Each percentage amount shown is calculated based on the Fund's holdings of Long-Term Investments only. A security subject to principal paydowns over time (as is the case with most mortgage-related investments) is classified as long-term if the expected average time until principal payments are received, weighted by dollar amount, is greater than one year. All short-term assets, including cash and cash equivalents, are excluded from the calculation for purposes of this chart.

Who Owns the Series?

Investor Profile of Lord Abbett U.S. Government Securities Series

--------------------------------------------------------------------------------
Fiduciaries      Pension, profit-sharing & 401(k) retirement accounts     3,338
                 Trusts                                                   2,779
                 Custodians for minors                                    1,444
                 457 & 403(b) accounts                                      934
                 Estates                                                     93
--------------------------------------------------------------------------------
Institutions     Broker-held accounts                                    15,717
                 Corporate organizations                                    253
                 Religious, charitable & welfare organizations              188
                 Banks, credit unions & insurance companies                 129
                 Clubs & fraternal organizations                             78
                 Cemeteries & hospitals                                      55
                 Government agencies                                         26
                 Colleges & universities                                     12
--------------------------------------------------------------------------------
Individuals      Single & joint accounts & IRAs                          29,367
Total Accounts in the Series on 11/30/99                                 54,413

ABOUT THE LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES

The Series invests in intermediate-term U.S. Government securities. As of November 30, 1999, the Series' distribution rate was competitive with the yield for 10-year Treasuries, with less price volatility than the Treasuries.(1)


Lord Abbett Limited Duration U.S. Government Securities Series(2) Growth of $100,000 (as of 11/30/99)


[GRAPHIC OMITTED]


Total return shown, above and below, reflects the percent change in value for Class A shares with both dividends and capital gains reinvested.


ABOUT THE BALANCED SERIES

The Series allocates its assets between fixed-income securities and equity holdings, based on our economic outlook. This strategy has provided investors with strong total returns, while generating monthly income.

Lord Abbett Balanced Series(4) Growth of $100,000 (as of 11/30/99)


[GRAPHIC OMITTED]


(1) Unlike Treasury securities, an investment in the Series is neither insured nor guaranteed by the U.S. government.

(2) The Limited Duration U.S. Government Securities Series commenced operations on 11/4/93. Results reflect the deduction of the reduced 2.50% sales charge applicable to Class A share investments of $100,000. (3) Based on the Class A share maximum offering price. (4) The Balanced Series commenced operations on 12/27/94. Results reflect the deduction of the reduced 4.75% sales charge applicable to Class A share investments of $100,000. For Series' performance at the respective maximum Class A share sales charges, see page 1.

                               Important Information

                               Each Series' respective SEC yield is calculated on its maximum offering price on 12/31/99, using a standard method which does not take into account certain portfolio strategies. Series' distribution rates may differ from SEC yields if the Series purchases securities at a premium and distributes to shareholders interest income that has not been reduced for amortization of premiums on those securities. This practice is consistent with applicable tax elections made by each Series, but may result in a decrease in the net asset values of shares of the Series if the market values of the premium securities decrease over time. Dividends paid from this interest income are taxable to shareholders as ordinary income. Neither the U.S. Government Securities Series nor the Limited Duration U.S. Government Securities Series is insured or guaranteed by the U.S. Government.

                               Results quoted herein represent past performance based on the current sales charge schedules and reflect appropriate Rule 12b-1 Plan expenses. Tax consequences are not reflected. The U.S. Government Securities Series' sales charge structure has changed from the past. If interest rates rise, the value of bonds purchased by the Series would decrease, causing a decrease in the Series' share values. If used as sales material after 3/31/00, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

                               Statement of Net Assets
                               U.S. GOVERNMENT SECURITIES SERIES November 30, 1999

Principal

Amount
                               Investments
(000)           Value
------------------------------------------------------------------------------------------------------------------------------------
Long-Term Investments in Securities 120.75%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury
Obligations 9.54%              U.S. Treasury Bond 83/4% due 5/15/2017+                                     $
19,883     $ 24,198,207
                               U.S. Treasury Note Inflation Indexed 37/8% due 1/15/2009
11,877       11,902,992
                               U.S. Treasury Note 65/8% due 5/15/2007+
15,081       15,373,119
                               U.S. Treasury Strip due 2/15/2010
63,370       32,630,480
                               U.S. Treasury Strip due 8/15/2020+
231,680       59,546,394

Total                                                                                     143,651,192
-------------------------------------------------------------------------------------------------------------------------===========
U.S. Government Agency         Federal Home Loan Mortgage Corp. 5% due 1/15/2004
1,760        1,660,173
Debentures 15.83%              Federal National Mortgage Association 51/4% due 1/15/2009
11,106        9,953,753
                               Federal National Mortgage Association 61/4% due 11/15/2002+
74,817       74,501,272
                               Student Loan Marketing Association 15% due 2/1/2000
150,000      152,231,400

Total                                                                                     238,346,598
-------------------------------------------------------------------------------------------------------------------------===========
Federal Home Loan              6% due 1/1/2000
96           95,399
Mortgage Corporation           6 1/2% due 2001 to 2029
140,595      134,217,434
Pass-Through Securities 40.14% 7% due on an announced basis
171,164      167,224,397
                               7 1/2% due on an announced basis
232,771      232,160,742
                               8% due on an announced basis
69,540       70,604,657

Total                                                                                     604,302,629
-------------------------------------------------------------------------------------------------------------------------===========
Federal National               5 1/2% due 11/1/2025
4,049        3,703,828
Mortgage Association           5.90% due 12/1/2008
7,468        6,932,120
Pass-Through Securities 25.66% 6% due 2001 to 2029
78,031       72,408,560
                               6.05% due 4/1/2009
6,007        5,619,771
                               6.08% due 10/1/2008
25,998       24,453,841
                               6.09% due 7/1/2008
3,949        3,721,294
                               6.29% due 6/1/2008
4,760        4,520,060
                               6.31% due 6/1/2008
6,300        5,972,671
                               6.32% due 6/1/2008
9,014        8,576,273
                               6.46% due 4/1/2006
12,481       12,126,961
                               6 1/2% due 2008 to 2013
50,996       49,792,102
                               6.55% due 11/1/2007
5,743        5,558,496
                               6 5/8% due 10/1/2007
9,597        9,324,772


4


                               Statement of Net Assets
                               U.S. GOVERNMENT SECURITIES SERIES November 30, 1999


Principal

Amount
                               Investments
(000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                               6.68% due 10/1/2007                                                          $
9,648     $  9,404,557
                               6.69% due 9/1/2007
7,829        7,637,684
                               6.72% due 10/1/2005
2,782        2,740,081
                               6 3/4% due 2007
12,170       11,913,752
                               6.77% due 5/1/2007
4,883        4,787,293
                               6.78% due 10/1/2007
6,902        6,765,211
                               6.79% due 11/1/2007
8,043        7,894,135
                               6.80% due 3/1/2007
5,775        5,674,871
                               6.80% due 10/1/2007
6,272        6,156,230
                               6.80% due 10/1/2007
8,423        8,268,772
                               6.81% due 3/1/2007
4,878        4,794,677
                               6.81% due 10/1/2007
1,050        1,031,704
                               6.83% due 11/1/2007
4,217        4,144,846
                               6.84% due 10/1/2007
2,670        2,627,202
                               6.90% due 6/1/2007
18,141       18,012,199
                               6.91% due 3/1/2007
4,879        4,822,885
                               6.99% due 7/1/2009
4,900        4,853,989
                               7% due 2007 to 2013
21,657       21,587,542
                               7.01% due 12/1/2006
11,219       11,200,569
                               7.20% due 7/1/2006
2,262        2,279,490
                               7.21% due 6/1/2006
15,030       15,153,989
                               7.31% due 7/1/2003
360          363,243
                               7.43% due 6/1/2007
5,391        5,482,937
                               7 1/2% due 11/1/2023
6,095        6,069,444

Total                                                                                     386,378,051
-------------------------------------------------------------------------------------------------------------------------===========
Government National            7% due 2023 to 2028
34,482       33,716,096
Mortgage Association           7 1/2% due 2026 to 2028
79,350       79,277,279
Pass-Through Securities 11.23% 8% due 4/15/2028
15,926       16,203,848
                               8% due on an announced basis
33,125       33,663,281
                               9% due 2018 to 2020
2,957        3,124,211
                               10% due 2018 to 2019
2,788        3,015,522

Total                                                                                     169,000,237
-------------------------------------------------------------------------------------------------------------------------===========
Collateralized Mortgage        Federal Home Loan Mortgage Corp. 1702-A PL 5% due 10/15/2016
2,262        2,246,578
Obligations 18.35%             Federal Home Loan Mortgage Corp. 1605 A 5 1/8% due 8/15/2006
621          616,304
                               Federal Home Loan Mortgage Corp. 1488 CA 5.20% due 5/15/2005
355          353,351
                               Federal Home Loan Mortgage Corp. 1638 A 5 1/4% due 1/15/2019
2,991        2,971,008
                               Federal Home Loan Mortgage Corp. 1628 E 5 1/2% due 1/15/2017
229          227,435
                               Federal Home Loan Mortgage Corp. 1611 E 5 1/2% due 12/15/2018
123          121,870
                               Federal Home Loan Mortgage Corp. 1709 B 5 1/2% due 4/15/2019
157          155,797
                               Federal Home Loan Mortgage Corp. 1678 PE 5.60% due 7/15/2007
827          822,337
                               Federal Home Loan Mortgage Corp. 1617 PE 5.70% due 6/15/2018
3,300        3,283,603
                               Federal Home Loan Mortgage Corp. 1693 E 5 3/4% due 2/15/2006
519          516,047
                               Federal Home Loan Mortgage Corp. 1612 PD 5 3/4% due 5/15/2006
1,966        1,958,119
                               Federal Home Loan Mortgage Corp. 1625 EA 5 3/4% due 3/15/2007
610          609,071
                               Federal Home Loan Mortgage Corp. 1688 E 5 3/4% due 4/15/2011
316          314,968
                               Federal Home Loan Mortgage Corp. 1526 E 5 3/4% due 3/15/2016
1,258        1,253,782
                               Federal Home Loan Mortgage Corp. 1507 EA 5 3/4% due 8/15/2016
1,496        1,491,519
                               Federal Home Loan Mortgage Corp. 1546 D 5 3/4% due 10/15/2016
236          235,345
                               Federal Home Loan Mortgage Corp. 1609 E 5 3/4% due 12/15/2016
4,146        4,129,601
                               Federal Home Loan Mortgage Corp. 1637 E 5 3/4% due 2/15/2019
2,660        2,648,092


                                                                               5


                               Statement of Net Assets
                               U.S. GOVERNMENT SECURITIES SERIES November 30,
                               1999


Principal

Amount
                               Investments
(000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                               Federal Home Loan Mortgage Corp. 1521 C 5.80% due 7/15/2000                   $
113      $   112,355
                               Federal Home Loan Mortgage Corp. 1488 PH 5.84% due 4/15/2008
506          502,251
                               Federal Home Loan Mortgage Corp. 1558 F 5.84% due 5/15/2022
5,757        5,802,280
                               Federal Home Loan Mortgage Corp. 1675 E 5.85% due 9/15/2017
5,915        5,891,287
                               Federal Home Loan Mortgage Corp. 1708 B 6% due 4/15/2006
930          926,865
                               Federal Home Loan Mortgage Corp. 1561 ZB 6% due 8/15/2006
4,102        4,088,802
                               Federal Home Loan Mortgage Corp. 1561 M 6% due 3/15/2007
694          691,934
                               Federal Home Loan Mortgage Corp. 1704 PE 6% due 7/15/2007
952          948,506
                               Federal Home Loan Mortgage Corp. 1991 PA 6% due 3/15/2014
5,216        5,199,702
                               Federal Home Loan Mortgage Corp. 16 PE 6% due 8/25/2015
2,305        2,294,641
                               Federal Home Loan Mortgage Corp. 1523 PE 6% due 10/15/2015
252          251,745
                               Federal Home Loan Mortgage Corp. 13 PG 6% due 7/25/2016
2,200        2,189,000
                               Federal Home Loan Mortgage Corp. 1547 PE 6% due 3/15/2017
198          197,661
                               Federal Home Loan Mortgage Corp. 1578 E 6% due 11/15/2017
546          544,613
                               Federal Home Loan Mortgage Corp. 1737 E 6% due 12/15/2017
10,408       10,369,168
                               Federal Home Loan Mortgage Corp. 1484 G 6% due 6/15/2019
294          293,391
                               Federal Home Loan Mortgage Corp. 2155 A 6% due 5/15/2029
12,883       12,814,736
                               Federal Home Loan Mortgage Corp. 1540 C 6.05% due 2/15/2011
135          134,949
                               Federal Home Loan Mortgage Corp. 1513 H 6.10% due 12/15/2004
1,005        1,001,958
                               Federal Home Loan Mortgage Corp. 1703 E 6.10% due 11/15/2006
1,368        1,364,963
                               Federal Home Loan Mortgage Corp. 1710 C 6.10% due 2/15/2024
928          924,755
                               Federal Home Loan Mortgage Corp. 1544 E 6 1/4% due 6/15/2008
245          244,331
                               Federal Home Loan Mortgage Corp. 29 D 6 1/4% due 2/25/2018
1,289        1,283,779
                               Federal Home Loan Mortgage Corp. 2132 JD 6 1/2% due 3/15/2001
1,019        1,017,570
                               Federal Home Loan Mortgage Corp. 1417 G 6 1/2% due 7/15/2006
7,217        7,212,683
                               Federal Home Loan Mortgage Corp. 1871 A 7% due 6/15/2016
1,234        1,233,073
                               Federal Home Loan Mortgage Corp. 1560 PW 7% due 11/15/2016
706          706,505
                               Federal Home Loan Mortgage Corp. 29 P 7% due 2/25/2018
5,480        5,481,769
                               Federal Home Loan Mortgage Corp. 1095 A PO due 6/15/2021
711          525,180
                               Federal Home Loan Mortgage Corp. 1148 F PO due 10/15/2021
1,821        1,379,721
                               Federal Home Loan Mortgage Corp. 1363 B PO due 8/15/2022
2,129        1,609,404
                               Federal Home Loan Mortgage Corp. 1372 C PO due 9/15/2022
1,346        1,027,636
                               Federal Home Loan Mortgage Corp. 204 PO due 5/15/2029
14,620        8,762,859
                               Federal Home Loan Mortgage Corp. 1059 U IO 409% due 4/15/2021
12          139,287
                               Federal Home Loan Mortgage Corp. 1020 S IO 900.95% due 12/15/2020
7          147,950
                               Federal Home Loan Mortgage Corp. 1241 X IO 982.65% due 4/15/2022
3           84,186
                               Federal Home Loan Mortgage Corp. 1200 IB IO 1,007% due 2/15/2022
1           34,738
                               Federal Home Loan Mortgage Corp. 1082 D IO 1,007.80% due 5/15/2021
27          651,466
                               Federal Home Loan Mortgage Corp. 1180 G IO 1,008.40% due 11/15/2021
4          108,735
                               Federal Home Loan Mortgage Corp. 1058 I IO 1,0081/2% due 4/15/2021
4          115,830
                               Federal Home Loan Mortgage Corp. 1046 I IO 1,009% due 2/15/2021
5          120,229
                               Federal Home Loan Mortgage Corp. 1049 N IO 1,0101/2% due 2/15/2021
18          462,063
                               Federal Home Loan Mortgage Corp. 73 G IO 1,095.35% due 10/15/2020
7          194,457
                               Federal Home Loan Mortgage Corp. 1137 M IO 1,185.50% due 9/15/2021
7          221,590
                               Federal Home Loan Mortgage Corp. 1066 S IO 1,195.60% due 4/15/2021
18          587,768
                               Federal National Mortgage Association 1994-22 A 5% due 3/25/2022
1,583        1,563,330
                               Federal National Mortgage Association 1994-19 A 5% due 1/25/2024
10,800       10,668,237
                               Federal National Mortgage Association 94-23 PT 51/8% due 7/25/2017
452          447,192
                               Federal National Mortgage Association 94-28 A 51/4% due 8/25/2018
1,474        1,458,837
                               Federal National Mortgage Association 1993-221 B 51/2% due 11/25/2006
403          399,621
                               Federal National Mortgage Association 1993-196 E 51/2% due 2/25/2007
2,515        2,496,038

6


                               Statement of Net Assets
                               U.S. GOVERNMENT SECURITIES SERIES November 30,
                               1999


Principal

Amount
                               Investments
(000)           Value
------------------------------------------------------------------------------------------------------------------------------------
                               Federal National Mortgage Association 93-214 E 5 1/2% due 3/25/2007            $
301      $   298,173
                               Federal National Mortgage Association 1993-229 PD 5.60% due 7/25/2006
530          526,342
                               Federal National Mortgage Association 93-194 PG 5.65% due 4/25/2005
127          126,759
                               Federal National Mortgage Association 93-206 5.65% due 5/25/2017
2,794        2,775,070
                               Federal National Mortgage Association 1993-223 PD 5.65% due 7/25/2019
709          704,361
                               Federal National Mortgage Association 1993-59 E 5 3/4% due 4/25/2006
705          701,355
                               Federal National Mortgage Association 93-192 Z 5 3/4% due 8/25/2006
3,109        3,091,090
                               Federal National Mortgage Association 1994-32 PD 5 3/4% due 1/25/2007
218          216,290
                               Federal National Mortgage Association 1994-12 PE 5 3/4% due 4/25/2007
512          508,770
                               Federal National Mortgage Association 1993-141 PE 5 3/4% due 5/25/2017
308          306,280
                               Federal National Mortgage Association 1994-30 E 5 3/4% due 11/25/2017
517          513,505
                               Federal National Mortgage Association 93-208 E 5 3/4% due 4/25/2018
6,316        6,276,183
                               Federal National Mortgage Association 1994-42 E 5 3/4% due 9/25/2018
375          372,206
                               Federal National Mortgage Association 1993-191 PE 5.80% due 9/25/2006
404          401,587
                               Federal National Mortgage Association 1994-13 PE 5.80% due 12/25/2006
750          744,856
                               Federal National Mortgage Association 1993-225 OE 5.80% due 11/25/2017
9,843        9,787,254
                               Federal National Mortgage Association 1993-139 E 5.85% due 1/25/2017
405          402,645
                               Federal National Mortgage Association 1994-36 E 5.85% due 3/25/2018
4,988        4,958,254
                               Federal National Mortgage Association 1993-119 E 5.85% due 5/25/2019
686          682,633
                               Federal National Mortgage Association 93-134 D 5.90% due 11/25/2005
111          110,337
                               Federal National Mortgage Association 1993-89 A 5.90% due 4/25/2019
161          160,242
                               Federal National Mortgage Association 96-53 FA 5.94% due 12/25/2003
11,059       11,093,723
                               Federal National Mortgage Association 93-212 C 6% due 11/25/2000
1,973        1,961,915
                               Federal National Mortgage Association 1993-173 E 6% due 2/25/2005
2,846        2,832,855
                               Federal National Mortgage Association 1993-174 Z 6% due 7/25/2006
392          389,691
                               Federal National Mortgage Association 1993-221 A 6% due 11/25/2006
139          138,206
                               Federal National Mortgage Association 1994-85 E 6% due 11/25/2006
4,124        4,101,812
                               Federal National Mortgage Association 1994-17 E 6% due 2/25/2007
11,101       11,045,115
                               Federal National Mortgage Association 98-13 PA 6% due 4/18/2008
4,952        4,936,021
                               Federal National Mortgage Association 98-19 PA 6% due 6/18/2008
3,632        3,620,580
                               Federal National Mortgage Association 1998-24 QA 6% due 2/18/2009
19,686       19,618,345
                               Federal National Mortgage Association 1998-6 PB 6% due 3/18/2013
4,705        4,685,851
                               Federal National Mortgage Association 1993-160 PE 6% due 5/25/2016
3,407        3,391,462
                               Federal National Mortgage Association 1993-145 A 6% due 8/25/2017
602          595,724
                               Federal National Mortgage Association 93-94 E 6% due 3/25/2019
526          523,126
                               Federal National Mortgage Association 1993-29 PE 6% due 11/25/2019
480          477,901
                               Federal National Mortgage Association 1994-43 PE 6% due 12/25/2019
1,873        1,863,480
                               Federal National Mortgage Association G94-1 F 6.04% due 1/25/2024
6,735        6,741,622
                               Federal National Mortgage Association 1993-129 D 6.10% due 6/25/2005
1,147        1,141,536
                               Federal National Mortgage Association 1994-61 C 6.10% due 2/25/2024
862          857,630
                               Federal National Mortgage Association 1993-147 FG 6.14% due 8/25/2023
2,455        2,445,395
                               Federal National Mortgage Association 1994-56 E 6 1/4% due 4/25/2017
6,583        6,558,492
                               Federal National Mortgage Association 1994-36 EB 6 1/4% due 3/25/2018
1,559        1,553,351
                               Federal National Mortgage Association 1993-10 PE 6 1/2% due 10/25/2004
534          531,530
                               Federal National Mortgage Association 98-27 PA 6 1/2% due 3/18/2008
9,291        9,270,767
                               Federal National Mortgage Association 1997-32 PA 6 1/2% due 4/25/2009
940          936,696
                               Federal National Mortgage Association 1993-66 A 6 1/2% due 11/25/2019
511          509,379
                               Federal National Mortgage Association 1994-39 A 6 1/2% due 3/25/2024
353          352,083
                               Federal National Mortgage Association 1993-187 SE 6.58% due 11/25/2016
3,970        3,839,406
                               Federal National Mortgage Association 1994-75 E 6.60% due 9/25/2018
1,649        1,646,574
                               Federal National Mortgage Association G94-5 PE 7% due 10/17/2015
3,806        3,818,354


                                                                               7



                             Statement of Net Assets
                             U.S. GOVERNMENT SECURITIES SERIES November 30, 1999


Principal

Amount
                              Investments
(000)           Value
------------------------------------------------------------------------------------------------------------------------------------

                               Federal National Mortgage Association G92-44 D 8% due 12/25/2020              $
72       $   72,212
                               Federal National Mortgage Association 1991-158 E IO 1,008% due 12/25/2021
7          219,410

Total                                                                                    276,320,889
----------------------------------------------------------------------------------------------------------------------=============
                               Total Long-Term Investments in Securities (Cost
$1,860,173,377)                        1,817,999,596
----------------------------------------------------------------------------------------------------------------------=============
\Short-Term
Investment 7.08%    Federal Home Loan Mortgage Corp. Discount Note 5.61% due 12/1/1999
                               (Cost $106,620,000)
106,620      106,620,000
----------------------------------------------------------------------------------------------------------------------=============
                               Total Investments 127.83% (Cost
$1,966,793,377)                                        1,924,619,596
====================================================================================================================================
Other Assets, Less Liabilities (27.83)%
====================================================================================================================================
Other (See Note
5)
115,042,981
----------------------------------------------------------------------------------------------------------------------==============
Cash
17,095
----------------------------------------------------------------------------------------------------------------------=============
Receivables for:               Securities
sold                                                                          147,572,783

Interest                                                                                  10,043,353
                               Capital shares
sold                                                                          554,085
                               Total Other
Assets                                                                       273,230,297
----------------------------------------------------------------------------------------------------------------------=============
Payables for:                  Securities
purchased                                                                     564,174,280
                               Collateral on securities
loaned                                                          115,042,981

Dividends                                                                                  7,129,224
                               Capital shares
reacquired                                                                  3,402,975

Other                                                                                      2,510,361
                               Total
Liabilities                                                                        692,259,821
----------------------------------------------------------------------------------------------------------------------==============
                               Total Other Assets, Less
Liabilities                                                    (419,029,524)
====================================================================================================================================
Net Assets
100.00%
$1,505,590,072
====================================================================================================================================

                               Class A Shares-Net asset value ($1,354,029,741 / 552,850,389 shares
outstanding)               $2.45
                               Maximum offering price (net asset value plus sales charge of 4.75% of the offering
price)      $2.57
                               Class B Shares-Net asset value ($33,181,077 / 13,531,794 shares
outstanding)                   $2.45
                               Class C Shares-Net asset value ($118,379,254 / 48,238,869 shares
outstanding)                  $2.45

                              +Securities (or a portion of securities) on loan. See Note 5.
                               See Notes to Financial Statements.

                               Statement of Net Assets
                               LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES November 30, 1999



Principal

Amount
                               Investments
(000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Long-Term Investments in Securities 115.45%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations
2.79%                          U.S. Treasury Note Inflation Indexed 3 7/8% due 1/15/2009                    $
68      $    68,149
                               U.S. Treasury Note 71/4% due 5/15/2004
370          385,203

Total                                                                                        453,352
------------------------------------------------------------------------------------------------------------------------===========
U.S. Government Agency         Federal National Mortgage Association 5 5/8% due 5/14/2004
778          749,673
Debentures 5.46%               Federal National Mortgage Association 6 1/4% due 11/15/2002
138          137,418

Total                                                                                        887,091
------------------------------------------------------------------------------------------------------------------------===========
Federal Home Loan              6 1/2% due 2000 to 2001
259          259,152
Mortgage Corporation           7% due 11/1/2000
39           38,961
Pass-Through Securities 27.44% 7% due on an announced basis
1,038        1,014,001
                               7 1/2% due on an announced basis
2,275        2,268,607
                               8% due on an announced basis
865          878,243

Total                                                                                      4,458,964
------------------------------------------------------------------------------------------------------------------------===========


8



                               Statement of Net Assets
                               LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES November 30, 1999



Principal

Amount
                               Investments
(000)           Value
-----------------------------------------------------------------------------------------------------------------------------------

Federal National               5% due 2000 to 2001                                                          $
307       $  295,034
Mortgage Association           5 1/2% due 2000 to 2001
1,086        1,075,926
Pass-Through Securities 23.85% 6% due 2000 to 2028
1,304        1,282,885
                               6 1/2% due 2000 to 2011
929          918,923
                               6.77% due 12/1/2003
97           96,414
                               7.25% due 9/1/2003
33           33,687
                               7.28% due 10/1/2003
57           57,954
                               7.31% due 7/1/2003
68           68,536
                               7 1/2% due 2/1/2000
46           45,923

Total                                                                                      3,875,282
------------------------------------------------------------------------------------------------------------------------===========
Government National            7% due 2028
731          714,416
Mortgage Association           8% due 2027 to 2028
402          409,119
Pass-Through Securities 8.66%  10% due 6/15/2019
47           50,291
                               10 1/2% due 2016 to 2020
214          233,565

Total                                                                                      1,407,391
------------------------------------------------------------------------------------------------------------------------===========
Collateralized Mortgage        Federal Home Loan Mortgage Corp. 1702-A PL 5% due 10/15/2016
57           56,164
Obligations 47.25%             Federal Home Loan Mortgage Corp. 1638 A 51/4% due 1/15/2019
75           74,586
                               Federal Home Loan Mortgage Corp. 1489 F 51/2% due 7/15/2005
80           79,614
                               Federal Home Loan Mortgage Corp. 1618 E 51/2% due 8/15/2005
195          194,036
                               Federal Home Loan Mortgage Corp. 1604 E 51/2% due 3/15/2007
188          186,733
                               Federal Home Loan Mortgage Corp. 1591 PE 51/2% due 11/15/2016
172          170,788
                               Federal Home Loan Mortgage Corp. 1506 PE 5.65% due 7/15/2005
72           71,295
                               Federal Home Loan Mortgage Corp. 1506 E 5.70% due 4/15/2005
100           99,967
                               Federal Home Loan Mortgage Corp. 1659 PE 5 3/4% due 5/15/2007
131          129,951
                               Federal Home Loan Mortgage Corp. 1584 E 5 3/4% due 10/15/2016
398          395,950
                               Federal Home Loan Mortgage Corp. 1633 PW 5 3/4% due 10/15/2017
18           17,752
                               Federal Home Loan Mortgage Corp. 1521 C 5.80% due 7/15/2000
138          137,322
                               Federal Home Loan Mortgage Corp. 1614 G 5.80% due 2/15/2019
48           47,303
                               Federal Home Loan Mortgage Corp. 1488 PH 5.84% due 4/15/2008
17           17,319
                               Federal Home Loan Mortgage Corp. 1558 F 5.84% due 5/15/2022
101          102,097
                               Federal Home Loan Mortgage Corp. 1693 K 6% due 3/15/2001
315          313,674
                               Federal Home Loan Mortgage Corp. 1538 E 6% due 3/15/2005
284          282,823
                               Federal Home Loan Mortgage Corp. 1697 PR 6% due 4/15/2006
46           46,070
                               Federal Home Loan Mortgage Corp. 1561 ZB 6% due 8/15/2006
243          242,043
                               Federal Home Loan Mortgage Corp. 16 PE 6% due 8/25/2015
181          179,663
                               Federal Home Loan Mortgage Corp. 1658 AC 6% due 10/15/2019
24           24,213
                               Federal Home Loan Mortgage Corp. 1540 C 6.05% due 2/15/2011
63           62,767
                               Federal Home Loan Mortgage Corp. 1714 E 61/4% due 9/15/2018
175          174,937
                               Federal Home Loan Mortgage Corp. 1995 EM 63/8% due 8/15/2011
79           79,268
                               Federal Home Loan Mortgage Corp. 1404 C 6.40% due 2/15/2005
30           29,733
                               Federal Home Loan Mortgage Corp. 1417 G 6 1/2% due 7/15/2006
300          299,811
                               Federal Home Loan Mortgage Corp. 1533 A 6 1/2% due 4/15/2020
95           94,609
                               Federal Home Loan Mortgage Corp. 1460 E 6.70% due 1/15/2005
104          103,992
                               Federal National Mortgage Association 1993-248 PA 4 1/2% due 4/25/2023
128          126,022
                               Federal National Mortgage Association 1993-97 E 5% due 5/25/2023
58           57,471
                               Federal National Mortgage Association G93-32 PE 5% due 9/25/2023
158          151,932
                               Federal National Mortgage Association 94-23 PT 5 1/8% due 7/25/2017
119          117,579
                               Federal National Mortgage Association 1993-87 N 5 1/4% due 11/25/2016
47           46,226
                               Federal National Mortgage Association 94-28 A 5 1/4% due 8/25/2018
43           42,907
                               Federal National Mortgage Association 1993-227 E 5 1/2% due 12/25/2000
247          245,104


                                                                               9



                               Statement of Net Assets
                               LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES November 30, 1999



Principal

Amount
                               Investments
(000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                               Federal National Mortgage Association 1993-221 B 5 1/2% due 11/25/2006        $
101       $   99,905
                               Federal National Mortgage Association 93-214 E 5 1/2% due 3/25/2007
49           48,881
                               Federal National Mortgage Association 93-32 EB 5 1/2% due 12/25/2018
0              196
                               Federal National Mortgage Association 93-206 5.65% due 5/25/2017
332          329,246
                               Federal National Mortgage Association 1993-59 E 5 3/4% due 4/25/2006
68           67,456
                               Federal National Mortgage Association 1993-170 E 5 3/4% due 8/25/2006
61           60,133
                               Federal National Mortgage Association 1994-32 PD 5 3/4% due 1/25/2007
73           72,097
                               Federal National Mortgage Association 1993-147 E 5 3/4% due 11/25/2016
56           55,320
                               Federal National Mortgage Association 1993-167 EA 5 3/4% due 2/25/2017
96           95,592
                               Federal National Mortgage Association 1993-141 PE 5 3/4% due 5/25/2017
171          170,155
                               Federal National Mortgage Association 93-41 PE 5 3/4% due 4/25/2019
35           34,380
                               Federal National Mortgage Association 1994-13 PE 5.80% due 12/25/2006
228          226,322
                               Federal National Mortgage Association 1994-120 PD 5.85% due 12/25/2006
213          211,913
                               Federal National Mortgage Association 93-134 D 5.90% due 11/25/2005
55           55,169
                               Federal National Mortgage Association G 93-22 E 5.95% due 6/25/2016
30           29,435
                               Federal National Mortgage Association 93-212 C 6% due 11/25/2000
85           84,082
                               Federal National Mortgage Association X-109 A G 6% due 8/25/2005
49           48,683
                               Federal National Mortgage Association G-93-11 C 6% due 1/25/2007
71           70,990
                               Federal National Mortgage Association 98-13 PA 6% due 4/18/2008
33           33,224
                               Federal National Mortgage Association 1998-24 QA 6% due 2/18/2009
74           73,921
                               Federal National Mortgage Association 1993-61 E 6% due 8/25/2016
46           45,515
                               Federal National Mortgage Association 1993-120 E 6% due 11/25/2016
95           94,695
                               Federal National Mortgage Association 1993-145 A 6% due 8/25/2017
123          122,123
                               Federal National Mortgage Association 1993-60 A 6% due 2/25/2018
71           71,087
                               Federal National Mortgage Association 1993-29 PE 6% due 11/25/2019
274          273,086
                               Federal National Mortgage Association 93-118 E 6.10% due 12/25/2004
36           35,752
                               Federal National Mortgage Association 1993-129 D 6.10% due 6/25/2005
52           52,066
                               Federal National Mortgage Association 1994-56 E 6 1/4% due 4/25/2017
253          252,250
                               Federal National Mortgage Association 1993-187 SE 6.58% due 11/25/2016
65           62,429
                               Federal National Mortgage Association 1993-10 PE 6 1/2% due 10/25/2004
41           40,963
                               Federal National Mortgage Association 96-53 FA 5.94% due 12/25/2003
67           66,964
                               Federal National Mortgage Association G94-1 F 6.04% due 1/25/2024
101          100,964
                               Federal National Mortgage Association 1993-147 FG 6.14% due 8/25/2023
42           41,447
                               Federal National Mortgage Association 1992-131 H 71/2% due 6/25/2021
49           49,132

Total                                                                                      7,677,294
--------------------------------------------------------------------------------------------------------------------------=========
                               Total Long-Term Investments in Securities (Cost
$18,953,609)                              18,759,374
===================================================================================================================================
Short-Term Investment 6.38%    Federal National Mortgage Association Discount Note 5.69% due 12/1/1999
                               (Cost $1,037,000)
1,037         1,037,000
--------------------------------------------------------------------------------------------------------------------------=========
                               Total Investments 121.83% (Cost
$19,990,609)                                              19,796,374
===================================================================================================================================
Other Assets, Less Liabilities (21.83)%
===================================================================================================================================
Receivable for:                Securities
sold                                                                            1,007,987

Interest                                                                                     149,667
                               Capital shares
sold                                                                           15,240
                               Total Other
Assets                                                                         1,172,894
--------------------------------------------------------------------------------------------------------------------------=========
Payable for:                   Securities
purchased                                                                       4,431,615
                               Capital shares
reacquired                                                                    220,232

Dividends                                                                                     62,420

Other                                                                                          5,974
                               Total
Liabilities                                                                          4,720,241
--------------------------------------------------------------------------------------------------------------------------=========
                               Total Other Assets, Less
Liabilities                                                      (3,547,347)
===================================================================================================================================
Net Assets
100.00%
$16,249,027
===================================================================================================================================


10



                               Statement of Net Assets
                               LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES November 30, 1999


                               Class A Shares-Net asset value ($10,319,968 / 2,376,194 shares
outstanding)                    $4.34
                               Maximum offering price (net asset value plus sales charge of 3.00% of the offering
price)      $4.47
                               Class C Shares-Net asset value ($5,929,059 / 1,369,343 shares
outstanding)                     $4.33

                               See Notes to Financial Statements.



                               Statement of Net Assets
                               BALANCED SERIES November 30, 1999


                               Investments
Shares           Value
===================================================================================================================================
Investments in Securities 99.61%
===================================================================================================================================
                               Lord Abbett Affiliated Fund, Inc.-Class Y
3,404,414    $ 50,112,967
                               Lord Abbett Bond-Debenture Fund, Inc.-Class Y
5,550,664      49,622,932
                               Total (Cost
$103,619,650)                                                                 99,735,899
-----------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities
 .39%                                                                               394,568
===================================================================================================================================
Net Assets
100.00%
$100,130,467
===================================================================================================================================

                               Class A Shares-Net asset value ($72,073,680 / 5,840,499 shares
outstanding)                   $12.34
                               Maximum offering price (net asset value plus sales charge of 5.75% of the offering
price)     $13.09
                               Class B Shares-Net asset value ($13,148,916 / 1,067,624 shares
outstanding)                   $12.32
                               Class C Shares-Net asset value ($14,907,871 / 1,211,384 shares
outstanding)                   $12.31

                               See Notes to Financial Statements.


                               Statement of Net Assets
                               HIGH YIELD FUND November 30, 1999



Principal

Amount
                               Investments
(000)           Value
===================================================================================================================================
Long-Term Investments in Securities 93.92%
===================================================================================================================================
Investment Grade Corporate Bonds 1.73%
===================================================================================================================================
Broadcasters 1.35%             Fox/Liberty Networks LLC Zero Coupon due 2007*
$485        $  386,787
-------------------------------------------------------------------------------------------------------------------------==========
Cable TV .38%                  Fundy Cable Ltd. 11/2005 (F)
100          108,125
-------------------------------------------------------------------------------------------------------------------------==========
                               Total Investments in Investment Grade Corporate Bonds (Cost
$488,670)                        494,912
===================================================================================================================================
High-Yield Corporate Debt 90.36%
===================================================================================================================================
Airlines 1.58%                 America West Airlines Inc. 103/4/2005
450          452,250
-------------------------------------------------------------------------------------------------------------------------==========
Automotive 6.44%               Accuride Corp. 9 1/4/2008
500          452,500
                               Collins & Aikman Products Co. 11 1/2/2006
500          492,500
                               Dura Operating Corp. 9/2009
350          332,500
                               Oshkosh Truck Corp. 8 3/4/2008
325          316,875
                               Tenneco Inc. 11 5/8/2009+
250          252,500

Total                                                                                      1,846,875
--------------------------------------------------------------------------------------------------------------------------=========
Broadcasters 8.53%             Albritton Communications Co. 9 3/4/2007
500          506,250
                               Chancellor Media AMFM Inc. 10 1/2/2007
250          273,750
                               Chancellor Radio Broadcasting AMFM Inc. 9 3/8/2004
250          259,375
                               Grupo Televisa, SA 11 7/8/2006 (F)
275          294,250
                               Interep National Radio Sales Inc. 10/2008
250          249,375


                                                                              11



                               Statement of Net Assets
                               HIGH YIELD FUND November 30, 1999



Principal

Amount
                               Investments
(000)           Value
===================================================================================================================================
                               Sinclair Broadcasting Group Inc. 10/2005
$700       $  698,250
                               TV Azteca SA de CV 10 1/2/2007 (F)
200          166,500

Total                                                                                      2,447,750
-------------------------------------------------------------------------------------------------------------------------==========
Building Materials 1.56%       Euramax International plc 11 1/4/2006 (F)
200          203,000
                               Nortek Inc. 91/8/2007
250          245,000

Total                                                                                        448,000
-------------------------------------------------------------------------------------------------------------------------==========
Cable TV 10.06%                Bresnan Communications Group Zero Coupon due 2009*
500          343,750
                               Century Communications Corp. 8 3/8/2007
55           52,112
                               Charter Communication Holdings Zero Coupon due 2011*
500          303,750
                               Frontiervision Holdings Capital Zero Coupon due 2007*
500          441,250
                               NTL Communications Corp. 10/2007
355          367,425
                               NTL Communications Corp. Zero Coupon due 2008*
500          350,000
                               Telewest Communications plc Zero Coupon due 2009*+ (F)
500          312,500
                               United Pan - Europe Comm 11 1/4/2009+ (F)
300          313,500
                               United Pan - Europe Comm Zero Coupon due 2009*+ (F)
700          402,500

Total                                                                                      2,886,787
-------------------------------------------------------------------------------------------------------------------------==========
Capital Goods .81%             BE Aerospace Inc. 9 7/8/2006
250          231,875
-------------------------------------------------------------------------------------------------------------------------==========
Chemicals 2.45%                Huntsman Corp. 9 1/2/2007+
250          233,750
                               Huntsman ICI Chemicals 10 1/8/2009+
100          102,750
                               Lyondell Chemical Co. 9 5/8/2007
250          260,625
                               Sterling Chemical Inc. 11 3/4/2006
150          105,750

Total                                                                                        702,875
-------------------------------------------------------------------------------------------------------------------------==========
Consumer Products 1.71%        Chattem Inc. 8 7/8/2008
250          226,250
                               Rayovac Corp. 10 1/4/2006
107          113,153
                               Riddell Sports Inc. 10 1/2/2007
175          151,375

Total                                                                                        490,778
-------------------------------------------------------------------------------------------------------------------------==========
Containers 2.87%               Portola Packaging Inc. 10 3/4/2005
100          102,000
                               Stone Container Corp. 10 3/4/2002
250          258,438
                               US Can Corp. 10 1/8/2006
450          461,250

Total                                                                                        821,688
-------------------------------------------------------------------------------------------------------------------------==========
Diversified Media 2.43%        Ackerly Group Inc. 9/2009
500          491,250
                               Lamar Media Corp. 9 5/8/2006
200          207,000

Total                                                                                        698,250
-------------------------------------------------------------------------------------------------------------------------==========
Electric Utilities .70%        AEI Holding Inc. 10 1/2/2005+
250          201,250
-------------------------------------------------------------------------------------------------------------------------==========
Energy 3.28%                   Chesapeake Energy Corp. 9 5/8/2005
150          144,750
                               Flores & Rucks 9 3/4/2006
500          545,625
                               Gulf Canada Resources Ltd. 9 1/4/2004 (F)
10           10,135
                               HS Resources Inc. 9 7/8/2003
50           50,187
                               Plains Resources Inc. 10 1/4/2006+
200          191,000

Total                                                                                        941,697
-------------------------------------------------------------------------------------------------------------------------==========
Entertainment .81%             Loews Cineplex 8 7/8/2008
250          232,500
-------------------------------------------------------------------------------------------------------------------------==========
Food 3.78%                     Aurora Foods Inc. 9 7/8/2007
250          255,625
                               Del Monte Foods Co. Zero Coupon due 2007*
500          385,000
                               Doane Pet Care Co. 9 3/4/2007
245          236,731
                               Leiner Health Products Inc. 9 5/8/2007
225          206,342

Total                                                                                      1,083,698
-------------------------------------------------------------------------------------------------------------------------==========


12



                               Statement of Net Assets
                               HIGH YIELD FUND November 30, 1999



Principal

Amount
                               Investments
(000)           Value
===================================================================================================================================
Gaming 2.29%                   Aztar Corp. 8 7/8/2007
$250       $  244,375
                               Mohegan Tribal Gaming Authority 83/4/2009
250          247,500
                               Trump Atlantic City Associates Funding Inc. 111/4/2006
200          164,000

Total                                                                                        655,875
-------------------------------------------------------------------------------------------------------------------------==========
Homebuilders .89%              D. R. Horton, Inc. 10/2006
250          256,250
-------------------------------------------------------------------------------------------------------------------------==========
Hotels .86%                    Host Marriott Travel Plazas Inc. 91/2/2005
235          246,254
-------------------------------------------------------------------------------------------------------------------------==========
Miscellaneous .84%             Republic Of Argentina 11 3/8/2017 (F)
250          240,313
-------------------------------------------------------------------------------------------------------------------------==========
Paper 3.36%                    Crown Paper Co. 11/2005
200          141,000
                               Packaging Corp. 9 5/8/2009
500          518,750
                               Tembec Industries Inc. 8 5/8/2009 (F)
300          303,750

Total                                                                                        963,500
-------------------------------------------------------------------------------------------------------------------------==========
Publishing/Printing .94%       R.H. Donnelly Inc. 9 1/8/2008
275          270,875
-------------------------------------------------------------------------------------------------------------------------==========
Retail .58%                    Amazon.Com Inc. Zero Coupon due 2008*
250          165,000
-------------------------------------------------------------------------------------------------------------------------==========
Services 3.30%                 Avis Rent A Car Inc. 11/2009
250          263,125
                               Budget Group Inc. 9 1/8/2006
200          178,000
                               Iron Mountain Inc. 10 1/8/2006
250          256,875
                               Pierce Leahy Corp. 9 1/8/2007
250          248,750

Total                                                                                        946,750
-------------------------------------------------------------------------------------------------------------------------==========
Steel/Metals 2.27%             AK Steel Corp. 9 1/8/2006
250          256,250
                               Republic Technology 13 3/4/2009+
200          141,000
                               WCI Steel Inc. 10/2004
250          255,000

Total                                                                                        652,250
-------------------------------------------------------------------------------------------------------------------------==========
Technology 4.38%               Fisher Scientific International Inc. 9/2008
250          240,000
                               L-3 Communications Corp. 10 3/8/2007
350          362,250
                               Verio Inc. 11 1/4/2008
350          366,625
                               Verio Inc. 10 5/8/2009+
200          204,000
                               Viasystems Inc. 9 3/4/2007
150           84,750

Total                                                                                      1,257,625
-------------------------------------------------------------------------------------------------------------------------==========
Telecommunications 23.43%      Call-Net Enterprises Inc. Zero Coupon due 2008* (F)
200           105,000
                               Cencall Communications Corp. 10 1/8/2004*
500           516,250
                               Clearnet Communications Zero Coupon due 2009* (F)
500           310,000
                               Esprit Telecom Group plc 10 7/8/2008 (F)
300           297,000
                               GST USA Inc. Zero Coupon due 2005*
245           180,075
                               Global Crossing Holdings Ltd. 9 1/8/2006+
200           198,250
                               ICG Holdings Inc. Zero Coupon due 2005*
595           516,103
                               Intermedia Communications Inc. Zero Coupon due 2007*
250           183,750
                               Intermedia Communications Inc. Zero Coupon due 2009*
200           117,000
                               Logix Communications Enterprises, Inc. 12 1/4/2008
250           195,625
                               McLeod USA Inc. Zero Coupon due 2007*
250           201,250
                               Metromedia Fiber Network 10/2009
200           203,000
                               Nextel Communications Inc. Zero Coupon due 2008*
500           362,500
                               Nextlink Communications Inc. 10 3/4/2008
300           307,500
                               Nextlink Communications Inc. Zero Coupon due 2009*
300           181,500
                               Price Communications Wireless 9 1/8/2006
250           256,563
                               RSL Communications plc 12/2008 (F)
300           304,500
                               Rogers Cantel Inc. 8.30/2007 (F)
250           253,125
                               SBA Communications Corp. Zero Coupon due 2008*
250           148,750


                                                                              13



                               Statement of Net Assets
                               HIGH YIELD FUND November 30, 1999



Principal

Amount
                               Investments
(000)
                                                                                                          or
Shares           Value
===================================================================================================================================
                               Versatel Telecommunications 11 7/8/2009 (F)
$250        $  252,500
                               Viatel Inc. 11 1/4/2008
500           497,500
                               Voicestream Wire Co. 10 3/8/2009+
300           314,250
                               Western Wireless Corp. 10 1/2/2006
430           453,650
                               Williams Communications Group Inc. 10 7/8/2009
350           366,625

Total                                                                                      6,722,266
-------------------------------------------------------------------------------------------------------------------------==========
Textiles .21%                  GFSI, Inc. 9 5/8/2007
100            60,500
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Investments in High-Yield Corporate Debt (Cost
$26,814,771)                         25,923,731
===================================================================================================================================
Convertible Debt .83%
===================================================================================================================================
Energy .39%                    Parker Drilling Co. 5 1/2/2004
150           111,000
-------------------------------------------------------------------------------------------------------------------------==========
Technology .44%                Lattice Semiconductor Co. 4 3/4/2006+
100           128,062
-------------------------------------------------------------------------------------------------------------------------==========
                               Total Investments in Convertible Debt (Cost
$208,815)                                        239,062
===================================================================================================================================
Convertible-Preferred Stocks 1.00%
===================================================================================================================================
Cable TV .60%                  Unitedglobalcom 7%
2,500 shs.    172,812
-------------------------------------------------------------------------------------------------------------------------==========
Telecommunications .40%        DECS Trust VI 6.25% due 2002
3,000 shs.    113,438
-------------------------------------------------------------------------------------------------------------------------==========
                               Total Investments in Convertible-Preferred Stocks (Cost
$243,313)                            286,250
-------------------------------------------------------------------------------------------------------------------------==========
                               Total Long-Term Investments (Cost
$27,755,569)                                            26,943,955
-------------------------------------------------------------------------------------------------------------------------==========
Short-Term Investment 4.09%    Associates Corp. 5.68% due 12/1/1999 (Cost $1,175,000)
1,175       1,175,000
-------------------------------------------------------------------------------------------------------------------------==========
                               Total Investments 98.01% (Cost
$28,930,569)                                               28,118,955
-------------------------------------------------------------------------------------------------------------------------==========
Cash and Receivables, Net of Liabilities
1.99%                                                                              570,016
===================================================================================================================================
Net Assets
100.00%
$28,688,971
===================================================================================================================================

                               Class A Shares-Net asset value ($14,133,125 / 1,454,162 shares
outstanding)                   $ 9.72
                               Maximum offering price (net asset value plus sales charge of 4.75% of the offering
price)     $10.20
                               Class B Shares-Net asset value ($8,609,577 / 887,440 shares
outstanding)                      $ 9.70
                               Class C Shares-Net asset value ($5,945,149 / 612,638 shares
outstanding)                      $ 9.70
                               Class Y Shares-Net asset value ($1,120 / 115.112 shares
outstanding)                          $ 9.73

                              *Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a
                               predetermined coupon rate.
                              +Restricted security under Rule 144A.
                            (F)Foreign security.
                               See Notes to Financial Statements.


                               Statements of Operations


12/31/98*

through
                                                                                         Year Ended November 30,
1999     11/30/99
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Limited Duration
                                                                  U.S. Government   U.S. Government
Balanced   High Yield
Investment Income                                               Securities Series   Securities Series
Series         Fund
----------------------------------------------------------------------------------------------------------------------------------
Income        Interest                                              $ 120,525,227           $ 943,808      $
13,139   $1,818,026
              Dividends                                                         -                   -
3,923,604        8,594
              Total income                                            120,525,227             943,808
3,936,743    1,826,620
----------------------------------------------------------------------------------------------------------------------------------
Expenses      Management fee                                            8,529,176              72,512
613,069      113,526
              Management fee waived                                             -             (72,512)
(613,069)    (113,526)
              12b-1 distribution plan-Class A                           5,042,830                   -
149,991       48,267
              12b-1 distribution plan-Class B                             322,559                   -
99,891       49,952
              12b-1 distribution plan-Class C                           1,326,857              54,823
112,293       40,115
              Shareholder servicing                                     2,392,832              24,234
161,242       18,132
              Reports to shareholders                                     276,740               2,644
17,971        2,859
              Professional                                                195,512              12,256
16,645        9,142
              Trustees' fees                                               88,031                 844
1,956          235
              Registration                                                 69,476              25,740
40,768       21,455
              Organization                                                      -                   -
7,615            -
              Other                                                       183,227               8,596
1,629        3,230
              Total expenses before reductions and reimbursements      18,427,240             129,137
610,001      193,387
----------------------------------------------------------------------------------------------------------------------------------
              Expenses assumed by Lord Abbett                                   -
(25,740)             -      (55,053)
              Expenses assumed by Underlying Funds                              -                   -
(243,817)           -
              Expense reductions                                         (323,280)             (6,824)
(4,009)           -
----------------------------------------------------------------------------------------------------------------------------------
              Net expenses                                             18,103,960              96,573
362,175      138,334
----------------------------------------------------------------------------------------------------------------------------------
              Net investment income                                   102,421,267             847,235
3,574,568    1,688,286
----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
----------------------------------------------------------------------------------------------------------------------------------
Capital gain received from Underlying Funds                                     -                   -
5,313,805            -
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from investment transactions                 (42,249,816)           (240,747)
302,422     (301,197)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                  (83,086,441)           (289,099)
(2,306,194)    (811,614)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               (125,336,257)           (529,846)
3,310,033   (1,112,811)
----------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease)in Net Assets Resulting from Operations      $ (22,914,990)          $ 317,389
$6,884,601  $   575,475
----------------------------------------------------------------------------------------------------------------------------------

*Commencement of operations.
 See Notes to Financial Statements.

      Statements of Changes in Net Assets


                                                                                     12/31/98*
                                                                                     through
                                                   Year Ended November 30, 1999      11/30/99
-----------------------------------------------------------------------------------------------
                                                 Limited Duration
Increase (Decrease)          U.S. Government     U.S. Government       Balanced     High Yield
in Net Assets              Securities Series    Securities Series       Series          Fund
-----------------------------------------------------------------------------------------------
Operations
      Net investment income   $  102,421,267       $  847,235       $ 3,574,568    $ 1,688,286

      Capital gain received
      from Underlying Funds                -                -         5,313,805              -

      Net realized gain (loss) from
      investment transactions    (42,249,816)        (240,747)          302,422       (301,197)

      Net change in unrealized
      appreciation (depreciation)
      of investments             (83,086,441)        (289,099)       (2,306,194)      (811,614)

      Net increase (decrease)
      in net assets resulting
      from operations            (22,914,990)         317,389         6,884,601        575,475
-----------------------------------------------------------------------------------------------
Distributions to shareholders
from net investment income:

      Class A                    (97,345,650)        (472,868)       (2,628,685)      (876,233)

      Class B                     (1,803,475)               -          (356,628)      (430,430)

      Class C                     (7,819,153)        (260,051)         (401,107)      (348,682)

      Class Y                              -                -                 -            (61)

      Total                     (106,968,278)        (732,919)       (3,386,420)    (1,655,406)
-----------------------------------------------------------------------------------------------
Distributions to shareholders
from net realized gain from
investment transactions:

      Class A                              -                -        (4,050,949)             -

      Class B                              -                -          (489,278)             -

      Class C                              -                -          (712,935)             -

      Class Y                              -                -                 -              -

      Total                                -                -        (5,253,162)             -
-----------------------------------------------------------------------------------------------

      Total distributions       (106,968,278)        (732,919)       (8,639,582)    (1,655,406)
-----------------------------------------------------------------------------------------------
Capital share transactions:

      Net proceeds from sales
      of shares                  172,166,389       17,365,011        48,045,051     34,490,372

      Net asset value of shares
      issued in reinvestments of
      dividends and distributions 60,370,240          408,519         8,333,627      1,171,760

      Total                      232,536,629       17,773,530        56,378,678     35,662,132
-----------------------------------------------------------------------------------------------
      Cost of shares reacquired (499,467,543)     (12,108,778)      (12,167,934)    (5,893,230)
-----------------------------------------------------------------------------------------------
      Increase (decrease) in net
      assets derived from capital
      share transactions        (266,930,914)       5,664,752        44,210,744     29,768,902
-----------------------------------------------------------------------------------------------
Increase (decrease) in
net assets                      (396,814,182)       5,249,222        42,455,763     28,688,971
-----------------------------------------------------------------------------------------------
Net Assets
      Beginning of year        1,902,404,254       10,999,805        57,674,704              -
-----------------------------------------------------------------------------------------------
      End of year+            $1,505,590,072      $16,249,027      $100,130,467    $28,688,971
-----------------------------------------------------------------------------------------------


Operations
      Net investment income   $  128,422,834       $  523,900       $ 1,369,504

      Capital gain received
      from Underlying Funds                -                -         2,155,289

      Net realized gain (loss) from
      investment transactions     42,447,914           39,648         3,090,748

      Net change in unrealized
      appreciation (depreciation)
      of investments               4,102,771           60,289        (3,714,929)

      Net increase (decrease)
      in net assets resulting
      from operations            174,973,519          623,837         2,900,612
-------------------------------------------------------------------------------
Distributions to shareholders
from net investment income:

      Class A                   (121,519,231)        (292,470)       (1,149,118)

      Class B                     (1,432,091)               -           (35,604)

      Class C                     (9,773,665)        (192,017)         (156,346)

      Class Y                              -                -                 -

      Total                     (132,724,987)        (484,487)       (1,341,068)
-------------------------------------------------------------------------------
Distributions to shareholders
from net realized gain from
investment transactions:

      Class A                              -                -          (482,408)

      Class B                              -                -                 -

      Class C                              -                -           (88,565)

      Class Y                              -                -                 -

      Total                                -                -          (570,973)
-------------------------------------------------------------------------------

      Total distributions       (132,724,987)        (484,487)       (1,912,041)
-------------------------------------------------------------------------------
Capital share transactions:

      Net proceeds from sales
      of shares                  122,718,704        9,901,812        40,507,038

      Net asset value of shares
      issued in reinvestments of
      dividends and distributions 68,148,560          324,512         1,728,386

      Total                      190,867,264       10,226,324        42,235,424
-------------------------------------------------------------------------------
      Cost of shares reacquired (617,123,489)      (9,642,090)       (5,889,716)
-------------------------------------------------------------------------------
      Increase (decrease) in net
      assets derived from capital
      share transactions        (426,256,225)         584,234        36,345,708
-------------------------------------------------------------------------------
Increase (decrease) in
net assets                      (384,007,693)         723,584        37,334,279
-------------------------------------------------------------------------------
Net Assets
      Beginning of year     1, 2,286,411,947       10,276,221        20,340,425
-------------------------------------------------------------------------------
      End of year+         $1,$1,902,404,254      $10,999,805       $57,674,704
-------------------------------------------------------------------------------


*    Commencement of operations.

+ Including undistributed (overdistributed) net investment income of $(6,938,931), $166,236, $228,203 and $32,880, respectively, as of November
     30, 1999 and $(2,391,920), $51,920 and $40,055, respectively, as of
     November 30, 1998. See Notes to Financial Statements.

      Financial Highlights

      U.S. Government Securities Series



Class A Shares
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Year
Ended November 30,
Per Share Operating Performance:                                             1999        1998        1997
1996        1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                          $2.64       $2.59       $2.63
$2.73       $2.59
-----------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                                   .15(d)      .17(d)      .20(d)
 .215        .235
      Net realized and unrealized gain (loss) on investments                 (.18)        .05        (.03)
(.105)       .136
      Total from investment operations                                       (.03)        .22         .17
 .11         .371
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                                   (.16)       (.17)       (.21)
(.210)      (.231)
      Distribution from net realized gain                                      -           -
-            -           -

      Total distributions                                                    (.16)       (.17)       (.21)
(.210)      (.231)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                $2.45       $2.64       $2.59
$2.63       $2.73
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                                              (.72)%      8.86%       6.67%
4.41%      14.89%
-----------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses                                                               1.02%(e)    0.96%(e)    0.92%(e)
0.88%       0.90%
      Net investment income                                                  6.07%       6.36%       7.82%
8.12%       8.85%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                          Class B
Shares                             Class C Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Year
Year
                                                                       Ended
Ended
                                                                November 30,   8/1/96(a)                 November
30,   7/15/96(a)
Per Share Operating Performance:                1999      1998       1997 to   11/30/96       1999      1998
1997  to 11/30/96
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year             $2.64     $2.58      $2.63       $2.57        $2.65     $2.59
$2.63    $2.55
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations
   Net investment income                         .14(d)    .14(d)     .18(d)      .063         .14(d)
 .15(d)     .18(d)   .066
   Net realized and unrealized gain (loss)
   on investments                               (.19)      .07       (.04)        .060        (.20)
 .06       (.03)     .085

   Total from investment operations             (.05)      .21        .14         .123        (.06)
 .21        .15      .151
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions
   Dividends from net investment income         (.14)     (.15)      (.19)       (.063)       (.14)
(.15)      (.19)    (.071)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                   $2.45     $2.64      $2.58       $2.63        $2.45     $2.65
$2.59    $2.63
-----------------------------------------------------------------------------------------------------------------------------------

Total Return(b)                                (1.43)%    8.49%      5.47%       5.45%(c)    (1.80)%
8.47%      5.86%    6.49%(c)
-----------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
   Expenses                                     1.69%(e)  1.66%(e)   1.64%(e)    0.48%(c)     1.64%(e)
1.62%(e)   1.55%(e) 0.60%(c)
   Net investment income                        5.33%     5.36%      6.77%       2.21%(c)     5.46%
5.69%      7.25%    2.60%(c)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                            Year Ended November
30,
Supplemental Data for AllClasses:                       1999          1998          1997        1996          1995
----------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                   $1,505,590    $1,902,404    $2,286,412   $2,907,291   $3,272,865
  Portfolio turnover rate                            396.37%       399.64%       712.82%      820.59%
544.31%
----------------------------------------------------------------------------------------------------------------------


(a)  Commencement of offering respective class shares.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d)  Calculated using average shares outstanding during the year.
(e) The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.

      Financial Highlights

      Limited Duration Series



Class A Shares
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Year         One
                                                                                   Ended        Month
                                                                            November 30,
Ended                 Year Ended
Per Share Operating Performance:                          1999         1998         1997     11/30/96
10/31/96      10/31/95
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $   4.46   $   4.40     $   4.42     $  4.39     $
4.53    $   4.44
   Income from investment operations
   Net investment income                                      .27(e)     .26(e)       .25(e)      .0174
 .1912       .2316
   Net realized and unrealized gain (loss) on investments    (.15)       .04         (.02)        .0333
(.0751)      .1017
----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                           .12        .30          .23         .0507
 .1161       .3333
   Distributions
   Dividends from net investment income                      (.24)      (.24)        (.25)       (.0207)
(.2561)     (.2433)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $   4.34   $   4.46     $   4.40     $  4.42     $
4.39    $   4.53
----------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                              3.05%      7.06%        5.46%       1.15%(c)
2.67%       8.16%
----------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
   Expenses, including waiver and reimbursements              .32%(d)   0.47%(d)     0.51%(d)    0.11%(c)
1.81%       1.40%
   Expenses, excluding waiver and reimbursements             1.00%(d)   1.38%(d)     1.40%(d)    0.13%(c)
2.73%       1.71%
   Net investment income                                     6.21%      5.86%        5.81%       0.41%(c)
4.58%       5.62%
----------------------------------------------------------------------------------------------------------------------------------



Class C Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Year Ended    One
Month
                                                                                          November 30,
Ended    7/15/96(a)
Per Share Operating Performance:                                     1999        1998             1997
11/30/96   to 10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                  $4.47      $ 4.40            $4.42
$4.39        $4.34
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                           .23(e)      .22(e)           .21(e)
 .0138        .0667
      Net realized and unrealized gain (loss) on investments         (.17)        .05             (.02)
 .0342        .0515

      Total from investment operations                                .06         .27              .19
 .0480        .1182
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                           (.20)       (.20)            (.21)
(.0180)      (.0682)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                       $ 4.33       $4.47            $4.40
$4.42        $4.39
------------------------------------------------------------------------------------------------------------------------------------

Total Return(b)                                                      1.33%       6.23%            4.45%
1.09%(c)     2.98%(c)
------------------------------------------------------------------------------------------------------------------------------------

      Ratios to Average Net Assets:
      Expenses, including waiver and reimbursements                  1.29%(d)    1.35%(d)         1.44%(d)
0.19%(c)     0.69%(c)
      Expenses, excluding waiver and reimbursements                  1.97%(d)    2.26%(d)         2.32%(d)
0.21%(c)     0.77%(c)
      Net investment income                                          5.30%       4.94%             4.84%
0.33%(c)     1.26%(c)
----------------------------------------------------------------------------------------------------------------------------------


                                                                               Year Ended           One
                                                                             November 30,   Month
Ended                 Year Ended
Supplemental Data for AllClasses:                    1999             1998           1997            11/30/96
10/31/9610/31/95
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of year (000)               $16,249          $11,000        $10,276       $12,696
$12,735        $8,922
      Portfolio turnover rate                      310.16%          346.67%        343.53%       175.98%
340.62%       222.00%
------------------------------------------------------------------------------------------------------------------------------------


(a)  Commencement of offering respective class shares.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d)  The ratio includes expenses paid through an expense offset arrangement.
(e)  Calculated using average shares outstanding during the year.
     See Notes to Financial Statements.

      Financial Highlights

      Balanced Series



Class A Shares
------------------------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended      One Month
                                                                           November 30,          Ended    Year
Ended   12/27/94(a)
Per Share Operating Performance:                      1999       1998              1997       11/30/96
10/31/96    to 10/31/95
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                   $12.87     $12.80           $11.81         $11.30
$10.71     $  9.52
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations
   Net investment income                                .54(e)     .54(e)           .47(e)         .0312
 .472        .365
   Net realized and unrealized gain on investments      .61        .40             1.15            .5208
 .732       1.185

   Total from investment operations                    1.15        .94             1.62            .552
1.204       1.55
------------------------------------------------------------------------------------------------------------------------------------
   Distributions
   Dividends from net investment income                (.54)      (.52)            (.46)          (.0420)
(.462)      (.36)
   Distributions from net realized gain               (1.14)      (.35)            (.17)            -
(.152)        -

   Total distributions                                (1.68)      (.87)            (.63)          (.0420)
(.614)      (.36)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                         $12.34     $12.87           $12.80         $11.81
$11.30      $10.71
------------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                       10.01%      7.69%           14.24%          4.89%(c)
11.55%      16.32%(c)
------------------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
   Expenses, including waiver and reimbursements        .25%      0.27%(f)         1.10%(f)       0.07%(c)
0.93%       0.37%(c)
   Expenses, excluding waiver and reimbursements
   from Lord Abbett                                    1.00%      0.92%(f)         1.53%(f)       0.11%(c)
1.59%       1.26%(c)
   Net investment income                               4.41%      4.28%            3.89%          0.26%(c)
4.18%       4.39%(c)
------------------------------------------------------------------------------------------------------------------------------------



                                                   Class B
Shares                                                     Class C Shares
------------------------------------------------------------------------------------------------------------------------------------

                                                                                               Year Ended   One
Month
                                                         5/1/98(d)                           November 30,
Ended    7/15/96(d)
Per Share Operating Performance:               1999   to 11/30/98           1999      1998          1997
11/30/96   to 10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year           $12.86      $13.14           $12.85    $12.78        $11.79
$11.29      $10.73
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations
   Net investment income                        .52(e)      .25(e)           .52(e)    .41(e)        .35(e)
 .0067       .0349
   Net realized and unrealized gain on
   investments                                  .52        (.28)             .52       .40          1.15
 .5298       .6346

      Total from investment operations         1.04        (.03)            1.04       .81          1.50
 .5365       .6695
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income     (.44)       (.25)            (.44)     (.39)         (.34)
(.0365)     (.0730)
      Distributions from net realized gain    (1.14)         -             (1.14)     (.35)         (.17)
-         (.0365)

      Total distributions                     (1.58)       (.25)           (1.58)     (.74)         (.51)
(.0365)     (.1095)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                 $12.32      $12.86           $12.31    $12.85        $12.78
$11.79      $11.29
------------------------------------------------------------------------------------------------------------------------------------

Total Return(b)                                9.03%      (0.16)%(c)        9.03%     6.62%        13.14%
4.76%(c)    7.78%(c)
------------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver and
      reimbursements                           1.00%       0.61%(c)(f)      1.00%     1.26%(f)      2.08%(f)
0.16%(c)    0.62%(c)
      Expenses, excluding waiver and
      reimbursements from Lord Abbett          1.75%       1.26%(c)(f)      1.75%     1.91%(f)      2.51%(f)
0.20%(c)    0.77%(c)
      Net investment income                    4.28%       1.98%(c)         4.28%     3.24%         2.88%
0.17%(c)    0.70%(c)
------------------------------------------------------------------------------------------------------------------------------------


                                                                        Year Ended              One
                                                                      November 30,      Month Ended     Year
Ended     12/27/94(a)
Supplemental Data for AllClasses:               1999           1998           1997         11/30/96
10/31/96     to 10/31/95
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of year (000)         $100,130        $57,675        $20,340          $11,406
$10,988         $5,713
      Portfolio turnover rate                   8.30%        131.36%        216.07%           10.05%
187.78%        131.80%
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d)  Commencement of offering respective class shares.
(e)  Calculated using average shares outstanding during the year.
(f)  The ratio includes expenses paid through an expense offset arrangement.
     See Notes to Financial Statements.

      Financial Highlights

      HIGH YIELD FUND


                                                                 Class A Shares   Class B Shares   Class C
Shares   Class Y Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                    12/31/98(a)      12/31/98(a)
12/31/98(a)        5/4/99(d)
Per Share Operating Performance:                                    to 11/30/99      to 11/30/99      to
11/30/99      to 11/30/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                       $10.08           $10.08
$10.08           $10.36
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income(e)                                              .83              .78
 .78              .55
      Net realized and unrealized loss on investments                      (.34)            (.37)
(.37)            (.62)

      Total from investment operations                                      .49              .41
 .41             (.07)
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                                 (.85)            (.79)
(.79)            (.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                              $9.72            $9.70
$9.70            $9.73
------------------------------------------------------------------------------------------------------------------------------------

Total Return(b)(c)                                                         4.99%            4.22%
4.21%            (.59)%
------------------------------------------------------------------------------------------------------------------------------------

      Ratios to Average Net Assets(c):
      Expenses, including waiver and reimbursements                         0.46%           0.90%
0.90%              -
      Expenses, excluding waiver and reimbursements                                         1.25%
1.45%            1.45%
 .51%
      Net investment income                                                8.44%            7.92%
7.92%            5.59%
------------------------------------------------------------------------------------------------------------------------------------




12/31/98(a)
Supplemental Data for
AllClasses:                                                                                        to 11/30/99
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of year
(000)                                                                                          $28,689
      Portfolio turnover
rate                                                                                                109.57%
------------------------------------------------------------------------------------------------------------------------------------


(a)  Commencement of operations.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d)  Commencement of offering respective class shares.
(e)  Calculated using average shares outstanding during the year.
     See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies
Lord Abbett Investment Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust on August 16, 1993. The Trust consists of six separate portfolios. This report covers four of the portfolios ("Series")-Lord Abbett U.S. Government Securities Series ("U.S. Government Series"), Lord Abbett Limited Duration U.S. Government Securities Series ("Limited Duration Series"), Lord Abbett Balanced Series ("Balanced Series") and Lord Abbett High Yield Fund ("High Yield Fund"). The Balanced Series invests in other funds ("Underlying Funds") managed by Lord Abbett & Co. ("Lord Abbett"). Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant account ing policies of the Trust:

(a) Securities are valued as follows: Portfolio securities listed or admitted to trading privileges on any securities exchange are valued at the last sales price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the latest price on the basis of current quotations from dealers (as in the case of bonds), from valuations furnished by an independent pricing s ervice or, in their absence, fair value as determined under procedures approved by the Board of Trustees. Securities traded only in the over-the-counter market are valued at the mean between the bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Investments in the Underlying Funds are valued at the closing net asset value per share of each Under lying Fund on the day of valuation. Short-term securities maturing in 60 days or less are valued at amortized cost which approximates market value.

(b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Discounts on strips are accrued to maturity using the constant yield method. The Trust has elected not to amortize premiums on U.S. Government bonds, which is consistent with the treatment for federal income tax purposes.

(d) The organization expenses of Balanced Series are amortized evenly over a period of five years from its commencement date of operations.

2. Management Fee and Other Transactions with Affiliates The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Trust. The management fee is based on average daily net assets for each month at the annual rate of 0.50% for U.S. Government Series and Limited Duration Series, 0.75% for Balanced Series and 0.60% for High Yield Fund. The management fee for U.S. Govern ment Series is reduced to 0.45% for average daily net assets in excess of $3 billion. Lord Abbett waived its management fee for Limited Duration Series, Balanced Series and High Yield Fund during the year ended November 30, 1999. At November 30, 1999, the management fees payable were $643,423 for U.S. Government Series and $65,753 for Limited Duration Series.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pay Distributor (1) an annual service fee of (a) 0.15% of the average daily net asset value of shares sold prior to September 1, 1985 and 0.25% of the average daily net asset value of shares sold on or after that date for U.S. Government Series and (b) 0.25% of the average daily net asset value of Class A shares of Limited Duration Series, Balanced Series and High Yield Fund, (2) a one-time distribution fee of up to 1% on certain qualifying purchases, and (3) an annual distribution fee of 0.10% of the average daily net asset value of Class A shares. The Class A Plan of Limited Duration Series will not become operative until the first day of the calendar quarter subsequent to the Series' net assets reaching $100 million. Pursuant to the Class B Plan of U.S. Government Series, Balanced Series and High Yield Fund and the Class C Plan of High Yield Fund, each Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the shares outstanding for the class. Pursuant to the Class C Plan of U.S. Government, Limited Duration and Balanced Series, each Series pays Distributor (1)a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold, and
(2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding. Class Y does not have a Rule 12b-1 Plan. At November 30, 1999, the 12b-1 fees payable were $531,992 for U.S. Government Series, $2,537 for Limited Duration Series, $34,460 for Balanced Series and $15,723 for High Yield Fund.

The Balanced Series has entered into a Servicing Arrangement with each Underlying Fund pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee, distribution and service fees) of the Balanced Series in proportion to the average daily value of shares owned by the Balanced Series.

Distributor received the following commissions on sales of shares of the Trust after concessions were paid to authorized dealers:

                                     Distributor          Dealers'
Series                               Commissions       Concessions
--------------------------------------------------------------------------------

U.S. Government Series-Class A          $100,557          $646,899
--------------------------------------------------------------------------------
Limited Duration Series-Class A         $ 14,260          $ 86,421
--------------------------------------------------------------------------------
Balanced Series-Class A                 $148,003          $892,059
--------------------------------------------------------------------------------
High Yield Fund-Class A                 $ 33,368          $276,728
--------------------------------------------------------------------------------


3. Distributions
Dividends from net investment income are declared daily and paid monthly with respect to U.S. Government Series and Limited Duration Series and declared and paid monthly with respect to Balanced Series and High Yield Fund. Taxable net realized gains from investment transactions in excess of any capital loss carryforward are distributed to shareholders annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

Notes to Financial Statements

At November 30, 1999, accumulated net realized gain (loss) for financial reporting purposes was as follows:

--------------------------------------------------------------------------------

U.S. Government Series                               $(614,869,791)
--------------------------------------------------------------------------------
Limited Duration Series                                 (1,931,008)
--------------------------------------------------------------------------------
Balanced Series                                          5,596,709
--------------------------------------------------------------------------------
High Yield Fund                                           (301,197)
--------------------------------------------------------------------------------

At November 30, 1999, the capital loss carryforwards were as follows:

                                     Expiration Date
--------------------------------------------------------------------------------
                   2002         2003         2004           2005        2007
--------------------------------------------------------------------------------

U.S. Government
Series         $344,134,995  $38,717,115  $146,737,465  $43,030,400  $42,249,816
--------------------------------------------------------------------------------
Limited Duration
Series            1,197,523      142,293       350,445            -      240,747
--------------------------------------------------------------------------------
High Yield Fund                                                          301,197
--------------------------------------------------------------------------------

In addition to the Series' regular dividend distributions, dividends declared on December 9, 1999 and paid on December 23, 1999 to shareholders of record as of December 22, 1999, and capital gain distributions declared on December 9, 1999 and paid on December 17, 1999 to shareholders of record as of December 9, 1999 were as follows:

                                                       Rate   Aggregate
Dividends                                         Per Share      Amount
--------------------------------------------------------------------------------

Balanced Series-Net Investment Income-Class A       $0.0273   $ 170,058
--------------------------------------------------------------------------------
Balanced Series-Net Investment Income-Class B       $0.0211   $  24,488
--------------------------------------------------------------------------------
Balanced Series-Net Investment Income-Class C       $0.0211   $  28,085
--------------------------------------------------------------------------------
Balanced Series-Capital Gains-Class A               $0.6720  $3,949,004
--------------------------------------------------------------------------------
Balanced Series-Capital Gains-Class B               $0.6720$    722,328
--------------------------------------------------------------------------------
Balanced Series-Capital Gains-Class C               $0.6720$    839,213
--------------------------------------------------------------------------------
High Yield Fund-Net Investment Income-Class A       $0.0084$     12,943
--------------------------------------------------------------------------------
High Yield Fund-Net Investment Income-Class B       $0.0132$     11,497
--------------------------------------------------------------------------------
High Yield Fund-Net Investment Income-Class C       $0.0132$      8,822
--------------------------------------------------------------------------------
High Yield Fund-Net Investment Income-Class Y       $0.0213 $         2


4. Capital
Transactions in shares of beneficial interest (both shares and dollar amounts) were as follows:


                                                                                  Year Ended November 30, 1999
------------------------------------------------------------------------------------------------------------------
                              U.S. Government   Series       Limited Duration Series         Balanced Series
Class A                           Shares        Amount       Shares         Amount      Shares          Amount
------------------------------------------------------------------------------------------------------------------
Sales of shares                 57,845,002   $147,028,495    2,793,591    $12,299,280   2,552,160    $31,273,012
Shares issued to shareholders
in reinvestment of dividends
and distributions               21,818,128     55,558,445       63,392        279,103     546,253      6,475,063
Total                           79,663,130    202,586,940    2,856,983     12,578,383   3,098,413     37,748,075
------------------------------------------------------------------------------------------------------------------
Shares reacquired             (174,961,950)  (443,626,921)  (1,759,526)    (7,734,753)   (729,757)    (8,931,216)
Increase (decrease)            (95,298,820) $(241,039,981)   1,097,457    $ 4,843,630   2,368,656    $28,816,859
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                                U.S. Government SeriesLimited Duration Series
Class A                                                          Shares         Amount      Shares      Amount
------------------------------------------------------------------------------------------------------------------
Sales of shares                                             31,799,161    $83,299,155   1,524,406    $ 6,744,941
Shares issued to shareholders in reinvestment of
 dividends and distributions                                23,996,526     62,543,335      47,643        210,812
Total                                                       55,795,687    145,842,490   1,572,049      6,955,753
------------------------------------------------------------------------------------------------------------------
Shares reacquired                                         (212,324,614)  (553,290,364) (1,392,054)    (6,158,851)
Increase (decrease)                                       (156,528,927) $(407,447,874)    179,995    $   796,902
------------------------------------------------------------------------------------------------------------------


                                                                                  Year Ended November 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                U.S. Government Series         Balanced Series
Class B                                                          Shares         Amount      Shares      Amount
------------------------------------------------------------------------------------------------------------------
Sales of shares                                              6,206,611   $ 15,835,695     696,037     $8,488,941
Shares issued to shareholders in reinvestment
of dividends and distributions                                 343,631        875,956      66,423        788,288
Total                                                        6,550,242     16,711,651     762,460      9,277,229
------------------------------------------------------------------------------------------------------------------
Shares reacquired                                           (4,118,711)   (10,483,992)    (91,703)    (1,130,578)
Increase                                                     2,431,531   $  6,227,659     670,757     $8,146,651
------------------------------------------------------------------------------------------------------------------

                                                                                                    Year Ended
                                                                                             November 30, 1998
------------------------------------------------------------------------------------------------------------------
                                                                                         U.S.Government Series
Class B                                                                                     Shares      Amount
------------------------------------------------------------------------------------------------------------------
Sales of shares                                                                         7,509,963   $ 19,690,555
Shares issued to shareholders in reinvestment of dividends                                188,901        492,870
Total                                                                                   7,698,864     20,183,425
------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                                      (2,095,473)    (5,468,912)
Increase                                                                                5,603,391    $14,714,513
------------------------------------------------------------------------------------------------------------------

                                                                December 31, 1998*
                                                                to November 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                   High Yield Fund
Class A                                                         Shares        Amount
------------------------------------------------------------------------------------------------------------------
Sales of shares                                              1,773,480    $17,848,000
Shares issued to shareholders
in reinvestment of dividends
and distributions                                               69,775        688,298
Total                                                        1,843,255     18,536,298
------------------------------------------------------------------------------------------------------------------
Shares reacquired                                             (389,093)    (3,820,793)
Increase (decrease)                                          1,454,162    $14,715,505
------------------------------------------------------------------------------------------------------------------

                                                            Year Ended November 30, 1998
------------------------------------------------------------------------------------------------------------------
                                                                  Balanced Series
Class A                                                         Shares        Amount
------------------------------------------------------------------------------------------------------------------
Sales of shares                                              2,402,438    $30,136,303
Shares issued to shareholders in reinvestment of
 dividends and distributions                                   117,883      1,467,499
Total                                                        2,520,321     31,603,802
------------------------------------------------------------------------------------------------------------------
Shares reacquired                                             (388,736)    (4,812,834)
Increase (decrease)                                          2,131,585    $26,790,968
------------------------------------------------------------------------------------------------------------------

                                                                December 31, 1998*
                                                                to November 30, 1999
------------------------------------------------------------------------------------------------------------------
                                                                  High Yield Fund
Class B                                                         Shares        Amount
------------------------------------------------------------------------------------------------------------------
Sales of shares                                              1,021,780    $10,214,135
Shares issued to shareholders in reinvestment
of dividends and distributions                                  27,138        266,803
Total                                                        1,048,918     10,480,938
------------------------------------------------------------------------------------------------------------------
Shares reacquired                                             (161,478)    (1,603,737)
Increase                                                       887,440    $ 8,877,201
------------------------------------------------------------------------------------------------------------------

                                                                  May 1, 1998**
                                                           to November 30, 1998
------------------------------------------------------------------------------------------------------------------
                                                                   Balanced Series
Class B                                                         Shares        Amount
------------------------------------------------------------------------------------------------------------------
Sales of shares                                                410,635     $5,100,065
Shares issued to shareholders in reinvestment of dividends       2,589         31,378
Total                                                          413,224      5,131,443
------------------------------------------------------------------------------------------------------------------
Shares reacquired                                              (16,357)      (192,344)
Increase                                                       396,867     $4,939,099
------------------------------------------------------------------------------------------------------------------


22





                                                                                  Year Ended November 30, 1999
------------------------------------------------------------------------------------------------------------------
                                    U.S. Government Series    Limited Duration Series          Balanced Series
Class C                               Shares        Amount       Shares         Amount      Shares      Amount
------------------------------------------------------------------------------------------------------------------
Sales of shares                  3,744,749   $  9,302,199    1,153,772    $ 5,065,731     679,267     $8,283,098
Shares issued to shareholders
in reinvestment of dividends
and distributions                1,538,413      3,935,839       29,408        129,416      90,448      1,070,276
Total                            5,283,162     13,238,038    1,183,180      5,195,147     769,715      9,353,374
------------------------------------------------------------------------------------------------------------------
Shares reacquired              (17,811,371)   (45,356,630)    (999,252)    (4,374,025)   (173,289)    (2,106,140)
Increase (decrease)            (12,528,209)  $(32,118,592)     183,928     $  821,122     596,426     $7,247,234
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                                U.S. Government SeriesLimited Duration Series
Class C                                                          Shares         Amount      Shares      Amount
------------------------------------------------------------------------------------------------------------------
Sales of shares                                              7,523,887   $ 19,728,994     709,733    $ 3,156,871
Shares issued to shareholders in
reinvestment of dividends and distributions                  1,957,718      5,112,355      25,683        113,700
Total                                                        9,481,605     24,841,349     735,416      3,270,571
------------------------------------------------------------------------------------------------------------------
Shares reacquired                                          (22,360,867)   (58,364,213)   (785,920)    (3,483,239)
Increase (decrease)                                        (12,879,262)  $(33,522,864)    (50,504)$     (212,668)
------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------

Class Y
------------------------------------------------------------------------------------------------------------------
Sales of shares
Shares issued to shareholders in
reinvestment of dividends and distributions
Increase
------------------------------------------------------------------------------------------------------------------


                                       December 31, 1998*
                                     to November 30, 1999
------------------------------------------------------------------------------------------------------------------
                                        High Yield Fund
Class C                             Shares         Amount
------------------------------------------------------------------------------------------------------------------
Sales of shares                    638,634     $6,427,103
Shares issued to shareholders
in reinvestment of dividends
and distributions                   22,025        216,609
Total                              660,659      6,643,712
------------------------------------------------------------------------------------------------------------------
Shares reacquired                  (48,021)      (468,700)
Increase (decrease)                612,638     $6,175,012
------------------------------------------------------------------------------------------------------------------

                            Year Ended November 30, 1998
------------------------------------------------------------------------------------------------------------------
                                      Balanced Series
Class C                             Shares         Amount
------------------------------------------------------------------------------------------------------------------
Sales of shares                    417,362     $5,270,670
Shares issued to shareholders
in reinvestment of dividends
 and distributions                  18,437        229,509
Total                              435,799      5,500,179
------------------------------------------------------------------------------------------------------------------
Shares reacquired                  (70,625)      (884,538)
Increase (decrease)                365,174     $4,615,641
------------------------------------------------------------------------------------------------------------------

                                     May 4, 1999**
                                to November 30, 1999
------------------------------------------------------------------------------------------------------------------
                                       High Yield Fund
Class Y                             Shares         Amount
------------------------------------------------------------------------------------------------------------------
Sales of shares                        110         $1,134
Shares issued to shareholders
in reinvestment of dividends             5             50
 and distributions
Increase                               115         $1,184



There was no capital stock activity for Class P shares during the year. *Commencement of Operations.
**Commencement of offering respective class shares.

At November 30, 1999, paid in capital aggregated $2,169,572,575 for U.S. Govern ment Series, $18,208,034 for Limited Duration Series, $98,189,306 for Balanced Series and $29,768,902 for High Yield Fund.

5. Portfolio Securities
Purchases and sales of investment securities (other than short-term investments) were as follows:


Series                                  Purchases            Sales
--------------------------------------------------------------------------------
U.S. Government Series             $8,069,214,114   $8,435,856,407
--------------------------------------------------------------------------------
Limited Duration Series            $   58,555,130    $  50,338,849
--------------------------------------------------------------------------------
Balanced Series                    $   51,395,563    $   6,754,000
--------------------------------------------------------------------------------
High Yield Fund                    $   47,752,969    $  20,055,536
--------------------------------------------------------------------------------

As of November 30, 1999, net unrealized appreciation, unrealized appreciation and unrealized depreciation of invest ments based on cost for federal income tax purposes were as follows:


                       Net Unrealized     Unrealized    Unrealized
Series                   Depreciation   Appreciation  Depreciation
--------------------------------------------------------------------------------
U.S. Government Series   $(42,173,781)    $3,016,960  $(45,190,741)
--------------------------------------------------------------------------------
Limited Duration Series   $  (194,235)    $   11,610   $  (205,845)
--------------------------------------------------------------------------------
Balanced Series          $ (3,883,751)           $ -  $ (3,883,751)
--------------------------------------------------------------------------------
High Yield Fund            $ (811,614)    $  338,204  $ (1,149,818)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes. The Trust may lend its securities to member banks of the Federal Reserve System and to registered broker-dealers approved by the Trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned.

As of November 30, 1999, the value of securities loaned for U.S. Government Series was $112,931,013. These loans were collateralized by cash of $115,042,981. Income from securities lending of $74,234 is included in interest income on the Statement of Operations. The interest income earned on the securities loaned is accounted for in the same manner as other interest income.

6. Trustees' Remuneration
The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustees' fees payable at November 30, 1999, under a deferred compensation plan, were $806,069.

7. Expense Reduction
The Trust has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Series' expenses.

Copyright(C)2000 by Lord Abbett Investment Trust, 90 Hudson Street, Jersey City, NJ 07302-3973 This publication, when not used for the general information of shareholders of Lord Abbett Investment Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass. All rights reserved. Printed in the U.S.A.

Independent Auditors' Report

The Board of Trustees and Shareholders,
Lord Abbett Investment Trust:

We have audited the accompanying statements of net assets of Lord Abbett Investment Trust- U.S. Govern ment Securities Series, Limited Duration U.S. Government Securities Series, Balanced Series and High Yield Fund as of November 30, 1999, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods presented. These financial state ments and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Investment Trust-U.S. Government Securities Series, Limited Duration U.S.Government Securities Series, Balanced Series and High Yield Fund at November 30, 1999, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented in conformity with generally accepted accounting principles.


[GRAPHIC OMITTED]


Deloitte & Touche LLP
New York, New York
January 28, 2000

Our Management

  Board of Directors
  Robert S. Dow
  E. Thayer Bigelow*
  William H.T. Bush*+
  Robert B. Calhoun, Jr.*
  Stewart S. Dixon*+
  John C. Jansing*+
  C. Alan MacDonald*
  Hansel B. Millican, Jr.*
  Thomas J. Neff*+
* Outside Director
+ Audit Committee

  Officers
  Robert S. Dow, Chairman and President
  Zane E. Brown, Executive Vice
  President and Portfolio Manager
  Paul A. Hilstad, Vice President
  and Secretary
  Daniel E. Carper, Vice President
  Philip Fang, Vice President
  Robert G. Morris, Vice President
  John R. Mousseau, Vice President
  Lawrence H. Kaplan, Vice President
  and Assistant Secretary
  A. Edward Oberhaus III, Vice President
  Joan Binstock, Vice President
  Tracie Richter, Vice President
  Donna McManus, Treasurer
  Lydia Guzman, Assistant Secretary
  Robert M. Hickey, Assistant Secretary

  Investment Manager and
  Underwriter
  Lord, Abbett & Co. and
  Lord Abbett Distributor LLC

  90 Hudson Street
  Jersey City, NJ 07302-3973
  800-201-6984

  Custodian
  The Bank of New York

  New York, NY

  Transfer Agent
  United Missouri Bank of
  Kansas City, N.A.

  Shareholder Servicing Agent
  DST Systems, Inc.
  P.O. Box 219100
  Kansas City, MO 64141
  800-821-5129

  Auditors
  Deloitte & Touche LLP
  New York, NY

  Counsel
  Wilmer, Cutler & Pickering
  Washington, DC\


Lord, Abbett & Co.

Investment   Profile

[PHOTO]

Zane E. Brown, Partner and Director of Fixed Income Management at Lord, Abbett & Co., has over 20 years of experience in the financial services industry. He joined Lord Abbett in 1992 as Portfolio Manager of Global Fund - Income Series. Zane holds a BA in Management and Marketing from Clarion University and a MBA in Investment Management from Colorado State University.

About Your Trusts's Board of Trustees


The Securities and Ex change Com mission (SEC) views the role of the independent Board of Trustees as one of the most important com po nents in overseeing a mutual fund. The Board of Trustees watches over your Fund's general oper ations and represents your interests. Board members review and approve every contract between your Trust and Lord, Abbett & Co. (the Fund's investment manager) and Lord Abbett Distributor LLC (the Trust's underwriter). They meet regularly to review a wide variety of information and issues regard ing your Fund. Every member of the Board possesses extensive business experience. Lord Abbett Investment Trust's shareholders are indeed fortunate to have a group of independent directors with diverse backgrounds to provide a variety of viewpoints in the oversight of their Trust. Below, we feature one of our independent trustees, E. Thayer Bigelow, Jr.


E. Thayer Bigelow, Jr.
Trustee--Lord Abbett
Investment Trust
[PHOTO]


Mr. Bigelow is a graduate of Trinity College and earned his MBA at the University of Virginia's Darden Business School. He is currently Senior Advisor at Time Warner Inc. Prior to that, he was acting CEO of Courtroom Television Network, and previously served for five years as President and CEO of Time Warner Cable Programming, Inc.

Mr. Bigelow serves as a member of the Board of Trustees for the Cate School. He is also a member of the Board of Directors of Crane Co. He has been an independent director for all of Lord Abbett's Family of Funds since 1994.

                           Investing in the
         Lord Abbett
                       Family of Funds


 GROWTH
---------------------------------------------------------------------------------------------------------------------------

INCOME
---------------------------------------------------------------------------------------------------------------------------
 Aggressive       Growth Funds      Growth &         Balanced Fund  Income Funds         Tax-Free        Money
 Growth Fund                        Income Funds                                         Income Funds    Market
Fund

 Developing       Research Fund -   Research Fund -  Balanced       World Bond-           National       U. S.
Government
 Growth Fund*     Small-Cap Value   Large-Cap        Series***      Debenture Series      California
Securities Money
                  Series            Series                          Global Fund -         Connecticut    Market
Fund +++
 Growth           Alpha Series**    Growth &                        Income Series         Florida
 Opportunities    International     Income Series                   High Yield Fund       Georgia
 Fund             Series            Affiliated Fund                 Bond-Debenture        Hawaii
                  Mid-Cap                                           Fund                  Michigan
                  Value Fund                                        Limited Duration      Minnesota
                  Global Fund -                                     U. S. Government      Missouri
                  Equity Series                                     Securities Series+    New Jersey
                                                                    U. S. Government)     New York
                                                                    Securities Series+    Pennsylvania
                                                                                          Texas
                                                                                          Washington

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for the fund(s) covered by this report.

For more complete information about any Lord Abbett fund, including risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

The Lord Abbett Family of Funds lets you access more than 30 portfolios designed to meet a variety of investment needs.

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

You may reallocate assets among our funds at any time. Speak with your investment professional to help you customize your investment plan.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder
Service Line: 800-865-7582
 Visit Our Web Site:
www.lordabbett.com

*    Lord Abbett Developing Growth Fund is closed to new investors.

** Lord Abbett Securities Trust - Alpha Series is a fund of funds investing in shares of Lord Abbett Developing Growth Fund, Lord Abbett Research Fund - Small-Cap Value Series and Lord Abbett Securities Trust - International Series.

*** Lord Abbett Balanced Series is a fund of funds investing in shares of certain other Lord Abbett funds.

+ An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

++ An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained its stable $1.00 price per share.

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